Other Disclosures - Related party disclosures (Details)		1 Months Ended		12 Months Ended
	May 06, 2016 director	Oct. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments	May 03, 2017 EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of transactions between related parties [line items]
Number of directors with consulting agreements | director	2
Consulting agreement term	4 years
Purchase of services from NB				$ 85,000	$ 85,000	$ 83,000
Danish Legal Services				1,454,000	1,377,000	560,000
Consulting Services				188,000	202,000
Amounts owed to related parties (excluding VAT)				283,000	723,000	217,000
Guarantees provided to related parties				0
Guarantees received from related parties				0
Share - based compensation paid				$ 223,000	$ 3,290,000	$ 5,500,000
Deferred shares
Disclosure of transactions between related parties [line items]
Granted | EquityInstruments						55,000
Shares outstanding | EquityInstruments				700,000	3,517,000	4,814,000		5,686,000
Granted (after Share Split) | EquityInstruments				900,000	125,000	550,000
Consultants | Deferred shares
Disclosure of transactions between related parties [line items]
Granted | EquityInstruments		12,500	25,000
Granted (after Share Split) | EquityInstruments		125,000	250,000
Vesting term of deferred shares				4 years
Consultant one | Deferred shares
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments				121,000
Consultant two | Deferred shares
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments							194,000
Board of Directors
Disclosure of transactions between related parties [line items]
Compensation				$ 373,000	$ 87,000	$ 35,000
Share - based compensation paid				1,300,000	$ 2,200,000	$ 1,800,000
Payment for partial repurchase of equity awards				$ 864,000